Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	$ 268	$ 249	$ 193
Net interest (income) expense on net defined benefit (asset) liability	7	1	(20)
Past service cost (income)			(5)
Administrative expenses	5	5	5
Benefits expense	280	255	173
Defined contribution expense	160	169	170
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	530	511	425
Pension Plans [member] | Canada and Quebec [member]
Disclosure of defined benefit plans [line items]
Canada and Quebec pension plan expense	90	87	82
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost	9	11	9
Net interest (income) expense on net defined benefit (asset) liability	30	32	37
Remeasurement of other long-term benefits	(11)	10	6
Benefits expense	28	53	52
Total annual pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	$ 28	$ 53	$ 52